SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary Shares, Beginning Balance	202,499
Stock Options Exercised	486	6,964
Ordinary Shares, Ending Balance	205,158	202,499
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary Shares, Beginning Balance	202,941	183,605
Stock Options Exercised	593	5,379
Release of Restricted Stock Units	1,751	13,820
Warrants Exercised		137
Ordinary Shares, Ending Balance	205,285	202,941